Automated Government Money Trust
(A Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2008

Important Information Regarding Automated Government Money Trust (the “Fund”)

The U.S. Treasury Department has announced an extension of the Temporary Guarantee Program for Money Market Funds (the “Program”) through September 18, 2009 (the “Extended Program”).  The Fund has participated in the Program since its inception, and will continue to be covered thereunder through April 30, 2009.  The Adviser to the Fund has recommended, and the Board of the Fund has determined, that the cost of participation in the Extended Program outweighs benefits to shareholders of the Fund when evaluated in light of current market conditions.  The Fund has elected not to participate in the Extended Program.  In making this determination, the Board considered that the investments of the Fund consist solely of U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized fully by U.S. Treasury securities.

For additional information about the Program, please refer to the Supplement to the Prospectus dated October 27, 2008 or visit the Treasury’s website at www.ustreas.gov.

April 13, 2009

Cusip 60934N815
40376 (4/09)

Treasury Obligations Fund
Institutional Shares

(A Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO COMBINED PROSPECTUS DATED SEPTEMBER 30, 2008

Important Information Regarding Treasury Obligations Fund (the “TOF”)

The U.S. Treasury Department has announced an extension of the Temporary Guarantee Program for Money Market Funds (the “Program”) through September 18, 2009 (the “Extended Program”).  The Fund has participated in the Program since its inception, and will continue to be covered thereunder through April 30, 2009.  The Adviser to TOF has recommended, and the Board of the Fund has determined, that the cost of participation in the Extended Program outweighs benefits to shareholders of the Fund when evaluated in light of current market conditions.  The Fund has elected not to participate in the Extended Program.  In making this determination, the Board considered that the investments of the Fund consist solely of U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized fully by U.S. Treasury securities.

Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund and Tax-Free Obligations Fund will participate in the Extended Program.

For additional information about the Program, please refer to the Supplement to the Prospectus dated October 27, 2008 or visit the Treasury’s website at www.ustreas.gov.

April 13, 2009

Cusip                                                         60934N500
40374 (4/09)

Treasury Obligations Fund
Prime Value Obligations Fund
Institutional Capital Shares

 (Portfolios of Money Market Obligations Trust)
SUPPLEMENT TO COMBINED PROSPECTUS DATED SEPTEMBER 30, 2008

1.           Important Information Regarding Treasury Obligations Fund (“TOF”)

The U.S. Treasury Department has announced an extension of the Temporary Guarantee Program for Money Market Funds (the “Program”) through September 18, 2009 (the “Extended Program”).  TOF has participated in the Program since its inception, and will continue to be covered thereunder through April 30, 2009.  The Adviser to TOF has recommended, and the Board of TOF has determined, that the cost of participation in the Extended Program outweighs benefits to shareholders of TOF when evaluated in light of current market conditions.  TOF has elected not to participate in the Extended Program.  In making this determination, the Board considered that the investments of TOF consist solely of U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized fully by U.S. Treasury securities.

Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund and Prime Value Obligations Fund will participate in the Extended Program.

For additional information about the Program, please refer to the Supplement to the Prospectus dated October 27, 2008 or visit the Treasury’s website at www.ustreas.gov.

2.           With respect to Prime Value Obligations Fund, under the heading entitled “What are the Fund’s Fees and Expenses?” please delete the section in its entirety and replace it with the following:

PRIME VALUE OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Capital Shares of PVOF.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.38%
Acquired Fund Fees and Expenses[4]	0.01%
Total Direct and Acquired Annual Fund Operating Expenses[5]	0.59%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts.  Additionally, the shareholder services provider expects not to charge a portion of its fee for the Fund’s Institutional Capital Shares.  These are shown below along with the net expenses the Fund’s Institutional Capital Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers and Reduction of Fund Expenses	0.27%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waivers and reduction)	0.32%
2   The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.08% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.09% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The administrator expects to voluntarily waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Additionally, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Capital Shares will not accrue, a portion of its fee. This anticipated reduction can be terminated at any time.  Total other expenses paid by the Fund’s Institutional Capital Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.23% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Capital Shares (after voluntary waiver, reimbursement and reduction) were 0.18% for the fiscal year ended July 31, 2008.

4  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current  waivers) for the fiscal year ending July 31, 2009.  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5  Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Capital Shares (after voluntary waivers, reimbursement and reduction and excluding “Acquired Fund Fees and Expenses”) were 0.27% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Capital Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Capital Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$60
3 Years	$189
5 Years	$329
10 Years	$738

3.           With respect to Prime Value Obligations Fund, under the heading entitled “Appendix A: Hypothetical Investment and Expense Information” please delete the table in its entirety and replace it with the following:

PRIME VALUE OBLIGATIONS FUND - INSTITUTIONAL CAPITAL SHARES

ANNUAL EXPENSE RATIO: 0.59%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$60.30	$10,441.00
2	$10,441.00	$522.05	$10,963.05	$62.96	$10,901.45
3	$10,901.45	$545.07	$11,446.52	$65.74	$11,382.20
4	$11,382.20	$569.11	$11,951.31	$68.64	$11,884.16
5	$11,884.16	$594.21	$12,478.37	$71.66	$12,408.25
6	$12,408.25	$620.41	$13,028.66	$74.82	$12,955.45
7	$12,955.45	$647.77	$13,603.22	$78.12	$13,526.79
8	$13,526.79	$676.34	$14,203.13	$81.57	$14,123.32
9	$14,123.32	$706.17	$14,829.49	$85.16	$14,746.16
10	$14,746.16	$737.31	$15,483.47	$88.92	$15,396.47
Cumulative		$6,118.44		$737.89

April 13, 2009

Cusip 60934N823
Cusip 60934N567
40381 (4/09)

Treasury Obligations Fund
Institutional Service Shares

 (A Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO COMBINED PROSPECTUS DATED SEPTEMBER 30, 2008

Important Information Regarding Treasury Obligations Fund (the “TOF”)

The U.S. Treasury Department has announced an extension of the Temporary Guarantee Program for Money Market Funds (the “Program”) through September 18, 2009 (the “Extended Program”).  The Fund has participated in the Program since its inception, and will continue to be covered thereunder through April 30, 2009.  The Adviser to TOF has recommended, and the Board of the Fund has determined, that the cost of participation in the Extended Program outweighs benefits to shareholders of the Fund when evaluated in light of current market conditions.  The Fund has elected not to participate in the Extended Program.  In making this determination, the Board considered that the investments of the Fund consist solely of U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized fully by U.S. Treasury securities.

Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund and Tax-Free Obligations Fund will participate in the Extended Program.

For additional information about the Program, please refer to the Supplement to the Prospectus dated October 27, 2008 or visit the Treasury’s website at www.ustreas.gov.

April 13, 2009

Cusip 60934N872
40373 (4/09)

Treasury Obligations Fund
Trust Shares

(A Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO COMBINED PROSPECTUS DATED SEPTEMBER 30, 2008

Important Information Regarding Treasury Obligations Fund (the “TOF”)

The U.S. Treasury Department has announced an extension of the Temporary Guarantee Program for Money Market Funds (the “Program”) through September 18, 2009 (the “Extended Program”).  The Fund has participated in the Program since its inception, and will continue to be covered thereunder through April 30, 2009.  The Adviser to TOF has recommended, and the Board of the Fund has determined, that the cost of participation in the Extended Program outweighs benefits to shareholders of the Fund when evaluated in light of current market conditions.  The Fund has elected not to participate in the Extended Program.  In making this determination, the Board considered that the investments of the Fund consist solely of U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized fully by U.S. Treasury securities.

Government Obligations Fund and Prime Obligations Fund will participate in the Extended Program.

For additional information about the Program, please refer to the Supplement to the Prospectus dated October 27, 2008 or visit the Treasury’s website at www.ustreas.gov.

April 13, 2009

Cusip 60934N120
40370 (4/09)

Trust for U.S. Treasury Obligations

(A Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2008

Important Information Regarding Trust for U.S. Treasury Obligations (the “Fund”)

The U.S. Treasury Department has announced an extension of the Temporary Guarantee Program for Money Market Funds (the “Program”) through September 18, 2009 (the “Extended Program”).  The Fund has participated in the Program since its inception, and will continue to be covered thereunder through April 30, 2009.  The Adviser to the Fund has recommended, and the Board of the Fund has determined, that the cost of participation in the Extended Program outweighs benefits to shareholders of the Fund when evaluated in light of current market conditions.  The Fund has elected not to participate in the Extended Program.  In making this determination, the Board considered that the investments of the Fund consist solely of U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized fully by U.S. Treasury securities.

For additional information about the Program, please refer to the Supplement to the Prospectus dated October 27, 2008 or visit the Treasury’s website at www.ustreas.gov.

April 13, 2009

Cusip 60934N799
40375 (4/09)